Warrants	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Warrants
19.	WARRANTS
At December 31, 2019, there were share purchase warrants outstanding to purchase up to 42,186,503 SVS shares:

Series	Number of warrants	Weighted average exercise price
Balance, December 31, 2017 and 2018	—	$—
Issued – Acquisition of Cannex (Note 14)	42,186,503	1.14

Balance, December 31, 2019	42,186,503	$1.14

As at December 31, 2019, the Company has the following warrants outstanding and exercisable.

Warrants Outstanding	Exercise Price		Expiry Date
7,000,000		$1.00	November 21, 2021
4,511,278		$1.33	November 21, 2021
2,010,050		$1.99	November 21, 2021
3,413,418		$0.53	October 3, 2020
1,354,321	C$	1.50	March 12, 2020	(1)
23,897,436	C$	1.50	March 12, 2020	(1)

42,186,503

(1)
These warrants represent a derivative liability since the exercise price of the warrant is different than the Company’s functional currency. The fair value of the derivative liability was determined to be $5,317 at July 31, 2019.

Between July 31, 2019 and December 31, 2019, the value of the warrants decreased to $nil due to a decline in the price of the Company’s stock and reduction in the time to maturity. The resulting $5,317 gain is included in the Statements of Operations and Comprehensive Loss. The derivative liabilities were valued using the Black-Scholes model with the following assumptions:

	July 31, 2019	December 31, 2019
Risk-Free Interest Rate	1.84%	1.84%
Expected Life of Options (years)	0.95	0.20
Expected Annualized Volatility	88.8%	88.8%
Expected Forfeiture Rate	nil	nil
Expected Dividend Yield	nil	nil

On July 31, 2019, the Company issued 3,413,418 warrants with a fair value of $1,823 as issuance costs in connection with the Cannex acquisition (Note 14). The warrants were valued using the Black-Scholes model with the following assumptions:

July 31, 2019
Risk-Free Interest Rate	1.84%
Expected Life (years)	1.18
Expected Annualized Volatility	88.8%
Expected Forfeiture Rate	nil
Expected Dividend Yield	nil